INCOME TAXES - Summary of items that gave rise to significant portions of deferred income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Deposit premium		$ 20	$ 69
Allowance for loan losses	1,962	2,302	2,695
Real estate owned expenses	222	301	101
Non-accrual interest	119	196	128
Accrued vacation	94	95	78
Capital loss carryforward	1,718	1,262	1,986
Impairment loss	1,113	1,562	1,510
Post-retirement benefit plans	133	135	176
Split dollar life insurance	22	22	31
Employee benefit plans	352	386	345
Total deferred tax assets	5,735	6,281	7,119
Valuation allowance	(2,274)	(2,046)	(2,009)
Total deferred tax assets, net of valuation allowance	3,461	4,235	5,110
Deferred tax liabilities:
Unrealized gain on available for sale securities	470	661	1,161
Property	517	526	545
Mortgage servicing			1
Deferred loan fees	506	299	192
Total deferred tax liabilities	1,493	1,486	1,899
Net deferred tax asset	$ 1,968	$ 2,749	$ 3,211